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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2000

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David K. Schafer
Title: President
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ David K. Schafer
-----------------------

Jupiter, FL
May 12, 2000

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:  $483,342


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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

                                                 SCHAFER CAPITAL MANAGEMENT, INC.
                                                             FORM 13F
                                                          MARCH 31, 2000

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp                    COM              020039103    13377   211500 SH       SOLE                   211500
Alza Corporation               COM              022615108    19187   510800 SH       SOLE                   510800
Amer Home Products             COM              026609107    16560   308100 SH       SOLE                   308100
Arrow Electronics              COM              042735100    19284   547050 SH       SOLE                   547050
Avnet Inc                      COM              053807103    17539   278400 SH       SOLE                   278400
Bank of America                COM              060505104     1222    23300 SH       SOLE                    23300
Borg Warner Auto               COM              099724106    19057   484000 SH       SOLE                   484000
CNH Global NV                  COM              N20935107      216    21900 SH       SOLE                    21900
Cadence Design                 COM              127387108    13532   656100 SH       SOLE                   656100
Canadian National              COM              136375102    14547   545100 SH       SOLE                   545100
Chase Manhattan                COM              16161A108    14909   171000 SH       SOLE                   171000
Chubb Corp                     COM              171232101    19222   284500 SH       SOLE                   284500
Conoco Inc.                    COM              208251306     1015    41200 SH       SOLE                    41200
Dana Corp                      COM              235811106    17634   625600 SH       SOLE                   625600
Diebold Inc.                   COM              253651103      267     9700 SH       SOLE                     9700
ECI Telecom Ltd.               COM              268258100    14414   459400 SH       SOLE                   459400
Family Dollar Stores           COM              307000109    19893   955800 SH       SOLE                   955800
Fed Nat Mortgage               COM              313586109    15102   267000 SH       SOLE                   267000
FedEx Corp.                    COM              31428X106    14403   371100 SH       SOLE                   371100
Franklin Resources Inc.        COM              354613101    17133   512400 SH       SOLE                   512400
GTE Corp                       COM              362320103      270     3800 SH       SOLE                     3800
General Motors                 COM              370442105    14641   176800 SH       SOLE                   176800
Harman Int'l                   COM              413086109      354     5900 SH       SOLE                     5900
ICN Pharmaceutical             COM              448924100    17086   627000 SH       SOLE                   627000
Lafarge Corp.                  COM              505862102    15903   669600 SH       SOLE                   669600
MGM Grand                      COM              552953101      499    20800 SH       SOLE                    20800
May Dept. Stores               COM              577778103    14140   496150 SH       SOLE                   496150
Maytag Corporation             COM              578592107    16188   488700 SH       SOLE                   488700
Mellon Financial Corp          COM              58551A108    14283   480100 SH       SOLE                   480100
Merrill Lynch & Co.            COM              590188108      399     3800 SH       SOLE                     3800
Mylan Laboratories             COM              628530107    14850   540000 SH       SOLE                   540000
Office Depot                   COM              676220106    19413  1679000 SH       SOLE                  1679000
Omnicare, Inc.                 COM              681904108    23364  1936900 SH       SOLE                  1936900
Paine Webber Group             COM              695629105      268     6100 SH       SOLE                     6100
Partner Re Ltd                 COM              G6852T105    19982   542800 SH       SOLE                   542800
Petroleum Geo-Sevices          COM              716597109      234    13500 SH       SOLE                    13500
Philips Electronics            COM              500472204      343     2000 SH       SOLE                     2000
Schering Plough                COM              806605101    14687   395600 SH       SOLE                   395600
Southdown Inc.                 COM              841297104      284     4800 SH       SOLE                     4800
UCAR Int'l Inc.                COM              90262K109    13050   989600 SH       SOLE                   989600
Wells Fargo & Co               COM              949746101    15090   370300 SH       SOLE                   370300